Joint Stock Ownership Plan Reserve (Tables)	12 Months Ended
Mar. 31, 2020
Joint Stock Ownership Plan Reserve Abstract
Schedule of Joint Stock Ownership Plan Reserve (JSOP Reserve)
(in thousands)
Balance at April 1, 2018	$(15,985)
Issue out of treasury shares	—
Balance at April 1, 2019	$(15,985)
Issue out of treasury shares	15,985
Balance at March 31, 2020	$—